Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Components of Earnings (Loss) Before Income Taxes

The components of earnings (loss) from continuing operations before income taxes consisted of the following (in millions):

	For the Years Ended December 31,
	2023	2022	2021
United States operations	$57.0	$(242.4)	$(118.8)
Foreign operations	1,010.3	645.9	617.8
Total	$1,067.3	$403.5	$499.0

Provision for Income Taxes and Income Taxes Paid

The provision for income taxes and the income taxes paid consisted of the following (in millions):

	For the Years Ended December 31,
	2023	2022	2021
Current:
Federal	$0.5	$175.3	$44.3
State	19.5	16.1	7.2
Foreign	118.5	(14.7)	104.1
	138.5	176.7	155.6
Deferred:
Federal	(125.2)	(74.8)	(83.5)
State	(16.7)	1.6	(19.4)
Foreign	45.6	8.8	0.8
	(96.3)	(64.4)	(102.1)
Provision for income taxes	$42.2	$112.3	$53.5
Net income taxes paid	$215.2	$326.6	$258.4

Reconciliation of U.S. Statutory Income Tax Rate to Our Effective Tax Rate

A reconciliation of the U.S. statutory income tax rate to our effective tax rate is as follows:

	For the Years Ended December 31,
	2023	2022	2021
U.S. statutory income tax rate	21.0%	21.0%	21.0%
State taxes, net of federal deduction	0.2	3.2	(2.8)
Tax impact of foreign operations, including U.S. taxes on international income and foreign tax credits	(0.3)	(1.8)	(10.3)
Change in valuation allowance	(0.2)	1.1	(0.5)
Non-deductible expenses	0.7	5.8	1.3
Goodwill impairment	-	15.3	-
Tax rate change	-	0.3	0.1
Tax impact of certain significant transactions	-	0.9	1.1
Tax benefit relating to foreign derived intangible income and U.S. manufacturer’s deduction	(0.8)	(2.9)	0.4
R&D tax credit	(0.6)	(2.0)	(2.2)
Share-based compensation	0.1	1.8	(0.2)
Net uncertain tax positions, including interest and penalties	(16.0)	(14.6)	2.9
Other	(0.1)	(0.2)	(0.1)
Effective income tax rate	4.0%	27.9%	10.7%

Components of Deferred Taxes

The components of deferred taxes consisted of the following (in millions):

	As of December 31,
	2023	2022
Deferred tax assets:
Inventory	$204.0	$187.9
Net operating loss carryover	484.3	476.2
Tax credit carryover	81.8	72.9
Capital loss carryover	8.1	7.8
Product liability and litigation	27.9	36.7
Accrued liabilities	92.4	99.1
Share-based compensation	44.4	36.6
Accounts receivable	23.0	25.8
Research and development	103.9	47.9
Lease liability	52.6	51.6
Other	25.2	51.1
Total deferred tax assets	1,147.6	1,093.6
Less: Valuation allowances	(464.6)	(463.2)
Total deferred tax assets after valuation allowances	$683.0	$630.4
Deferred tax liabilities:
Fixed assets	$122.2	$111.6
Intangible assets	466.5	466.8
Foreign currency items	-	23.0
Lease asset	48.8	47.2
Other	41.2	49.2
Total deferred tax liabilities	678.7	697.8
Total net deferred income taxes	$4.3	$(67.4)

Summary of Tax Credit Carryforwards

At December 31, 2023, net operating loss, tax credit carryovers, and capital loss carryovers are available to reduce future federal, state and foreign taxable earnings (in millions):

Expiration Period:	Net operating loss carryover	Tax credit carryover	Capital loss carryover
1-5 years	$50.6	$20.3	$0.1
6-10 years	11.0	59.0	-
11+ years	281.9	1.3	-
Indefinite	140.8	1.2	8.0
	484.3	81.8	8.1
Valuation allowances	$411.5	$39.5	$8.1

Tabular Reconciliation of Total Amounts of Unrecognized Tax Benefits

The following is a tabular reconciliation of the total amounts of unrecognized tax benefits (in millions):

	For the Years Ended December 31,
	2023	2022	2021
Balance at January 1	$521.0	$558.6	$619.4
Increases related to prior periods	68.7	25.0	11.5
Decreases related to prior periods	(206.2)	(78.2)	(12.7)
Increases related to current period	8.7	19.0	7.3
Decreases related to settlements with taxing authorities	-	(2.0)	(65.1)
Decreases related to lapse of statute of limitations	(0.3)	(1.4)	(1.8)
Balance at December 31	$391.9	$521.0	$558.6
Amounts impacting effective tax rate, if recognized balance at December 31	$251.6	$360.1	$426.4